Consolidated Statements of Members’ Equity (Parentheticals) - Inflection Point Acquisition Corp.	11 Months Ended
Dec. 31, 2021 shares
Sale of Private Placement Warrants, net of offering costs	6,845,000
Sale of Units not subject to redemption, net of underwriter discount and offering costs	1,386,989
Forfeiture of founder shares	1,386,989